Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies: Reclassification, Policy (Policies)	3 Months Ended
Nov. 30, 2017
Policies
Reclassification, Policy

Reclassifications

Certain amounts in the prior period financial statements have been reclassified to conform to the current period presentation.  These reclassifications had no effect on reported losses, total assets, or stockholders’ equity as previously reported.